Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Fair Value Hedges (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 201,150	$ 2,061,015
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,341,607	2,236,846
Fair Value Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	373,480	201,193
Fair Value Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	356,312	596,281
Fair Value Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	595,941	471,187
Fair Value Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,015,874	968,185
Interest rate risk [member] | Fair Value Hedges [Member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(264,454)	(22,133)
Interest rate risk [member] | Fair Value Hedges [Member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	264,454	22,389
Interest rate risk [member] | Fair Value Hedges [Member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	54,093	219,331
Interest rate risk [member] | Fair Value Hedges [Member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	318,547	(219,075)
Interest rate risk [member] | Fair Value Hedges [Member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(318,547)	(241,464)
Interest rate risk [member] | Fair Value Hedges [Member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(54,093)	241,464
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(121,057)	(5,952)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	121,057	6,208
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,177	12,496
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	133,234	(12,240)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(133,234)	(18,448)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(12,177)	18,448
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(96,714)	61,036
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	96,714	(61,036)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	21,226	191,835
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	117,940	(191,835)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(117,940)	(130,799)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(21,226)	130,799
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(22,941)	(37,341)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	22,941	37,341
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,165	11,437
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	41,106	(11,437)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(41,106)	(48,778)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(18,165)	48,778
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(23,742)	(39,876)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,742	39,876
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,525	3,563
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,267	(3,563)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(26,267)	(43,439)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ (2,525)	$ 43,439